Capital structure (Details Textual)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Exercise of share options (note 13) (in shares)		168,210	39,628
Common Stock [Member]
Exercise of share options (note 13) (in shares)		168,210	39,628
Share repurchase (note 13) (in shares)	5,875	26,195	1,375,478
Chief Executive Officer [Member]
Issue of shares as employee compensation (in shares)			150,000